Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%
REYNOLDS BLUE CHIP GROWTH FUND Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.43%	9.94%	12.81%
REYNOLDS BLUE CHIP GROWTH FUND Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.67%	6.86%	9.78%
REYNOLDS BLUE CHIP GROWTH FUND Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.44%	7.00%	9.44%